Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000256358 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[1]
C000256358 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.60%	[1]
C000256358 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%	[1]
C000256358 [Member] | Mutual Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1]
C000256358 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[1]
C000256358 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[1]
C000256358 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[1],[2]
C000256358 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1]
C000256358 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1]
C000256358 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1]
C000256357 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[3]
C000256357 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.60%	[3]
C000256357 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%	[3]
C000256357 [Member] | Mutual Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[3]
C000256357 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[3]
C000256357 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[3]
C000256357 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[3],[4]
C000256357 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[3]
C000256357 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[3]
C000256357 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[3]
C000256347 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[5]
C000256347 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[5]
C000256347 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[5]
C000256347 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[5]
C000256347 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[5]
C000256347 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%	[5]
C000256347 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[5]
C000256347 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%	[5]
C000256347 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.70%	[5]
C000256347 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[5]
C000256347 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[5]
C000256349 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[6]
C000256349 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%	[6]
C000256349 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[6]
C000256349 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[6]
C000256349 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[6]
C000256349 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[6]
C000256349 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[6]
C000256349 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[6]
C000256349 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[6]
C000256349 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[6]
C000256349 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[6]
C000256350 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[7]
C000256350 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%	[7]
C000256350 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[7]
C000256350 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[7]
C000256350 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[7]
C000256350 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[7]
C000256350 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[7]
C000256350 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[7]
C000256350 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[7]
C000256350 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[7]
C000256350 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[7]
C000256355 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[8]
C000256355 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%	[8]
C000256355 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[8]
C000256355 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[8]
C000256355 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[8]
C000256355 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[8]
C000256355 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[8]
C000256355 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[8]
C000256355 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[8]
C000256355 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[8]
C000256355 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[8]
C000256356 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[9]
C000256356 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%	[9]
C000256356 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[9]
C000256356 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[9]
C000256356 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[9]
C000256356 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[9]
C000256356 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[9]
C000256356 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[9]
C000256356 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[9]
C000256356 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[9]
C000256356 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[9]
C000256354 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[10]
C000256354 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[10]
C000256354 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[10]
C000256354 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[10]
C000256354 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[10]
C000256354 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[10]
C000256354 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[10]
C000256354 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.20%	[10]
C000256354 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[10]
C000256354 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[10]
C000256353 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[11]
C000256353 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[11]
C000256353 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[11]
C000256353 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[11]
C000256353 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[11]
C000256353 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[11]
C000256353 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[11]
C000256353 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.20%	[11]
C000256353 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[11]
C000256353 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[11]
C000256352 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	94.20%	[12]
C000256352 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[12]
C000256352 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[12],[13]
C000256352 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[12],[14]
C000256352 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[12]
C000256352 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[12],[14]
C000256352 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[12],[14]
C000256351 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	94.20%	[15]
C000256351 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[15]
C000256351 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[15],[16]
C000256351 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[15],[17]
C000256351 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[15]
C000256351 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[15],[17]
C000256351 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[15],[17]
C000256346 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[18]
C000256346 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.70%	[18]
C000256346 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%	[18]
C000256346 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[18]
C000256346 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[18]
C000256346 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[18]
C000256346 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[18],[19]
C000256346 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[18]
C000256346 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[18],[20]
C000256346 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[18]
C000256346 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[18],[20]
C000256345 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[21]
C000256345 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.70%	[21]
C000256345 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%	[21]
C000256345 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[21]
C000256345 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[21]
C000256345 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[21]
C000256345 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[21],[22]
C000256345 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[21]
C000256345 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[21],[23]
C000256345 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[21]
C000256345 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[21],[23]

[1]	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[2]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
[3]	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[4]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
[5]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[6]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[7]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[8]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[9]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[10]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[11]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[12]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[13]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
[14]	Amount rounds to less than 0.1%.
[15]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[16]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
[17]	Amount rounds to less than 0.1%.
[18]	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[19]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
[20]	Amount rounds to less than 0.1%.
[21]	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[22]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
[23]	Amount rounds to less than 0.1%.